Faegre Drinker Biddle & Reath LLP

1177 Avenue of the Americas, 41st Floor

New York, NY 10036

www.faegredrinker.com

August 15, 2025

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

Re:	Calamos Aksia Alternative Credit and Income Fund (the “Fund”) (File Nos. 333-266053 and 811-23815)

Ladies and Gentlemen:

On behalf of the Fund, we are filing today, pursuant to Rule 486(a) under the Securities Act of 1933, as amended (the “Act”) by electronic submission via EDGAR, Post-Effective Amendment No. 4, and Amendment No. 8 under the Investment Company Act of 1940, as amended (the “Amendment”) to the Fund’s Registration Statement on Form N-2 under the Act (“Registration Statement”). This Amendment is being filed to reflect the removal of a limitation on the Fund’s investments in private funds that are excluded from the definition of "investment company" pursuant to Sections 3(c)(1) or 3(c)(7) of the 1940 Act.

Pursuant to Rule 486(a) under the 1933 Act, it is proposed that the Amendment become effective 60 days after filing.

If you have any questions or need any clarification concerning the foregoing or this transmission, please contact the undersigned at (212) 248-3298 or via email at Joshua.Lindauer@faegredrinker.com, or, in my absence, Joshua Deringer at (215) 988-2959 or Joshua.Deringer@faegredrinker.com.

Sincerely,

/s/ Joshua M. Lindauer
Joshua M. Lindauer, Esq., Faegre Drinker Biddle & Reath LLP

cc:	Erik D. Ojala, Esq.
Joshua B. Deringer, Esq., Faegre Drinker Biddle & Reath LLP